Long-Term Employee Benefit Liabilities - Summary of Weighted Average Significant Actuarial Assumptions Adopted in Measuring Company's Projected Termination and Long Service Benefit Obligations and Net Periodic Benefit Cost (Detail) - Termination and Long Service Arrangements [Member]
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.10%	3.00%
Rate of compensation increase	2.80%	2.70%